Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Economic Useful lives of Property and Equipment

The Company depreciates all asset classes over their estimated useful lives, as follows:

Building	25 years

Equipment	7 - 10 years

Office furniture and equipment	3 years

Leasehold improvements	shorter of asset life or lease term

Vehicles	3 years